Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Software	$ 10,063	$ 14,975	$ 8,131
Software – related party	507		1,372
Hardware	16,181	83,983	118,917
Total net revenues	26,751	98,958	128,420
Software	(9,691)	(17,822)	(8,720)
Hardware	(15,464)	(80,567)	(125,723)
Total cost of revenues	(25,155)	(98,389)	(134,443)
Total gross profit (loss)	1,596	569	(6,023)
Operating expenses:
Sales and marketing expenses	(750)	(1,524)	(2,456)
General and administrative expenses	(33,304)	(24,776)	(52,031)
Research and development expenses	(8,162)	(5,278)	(6,338)
Total operating expenses	(42,216)	(31,578)	(60,825)
Other operating income		1,854	180
Operating income (loss)	(40,620)	(29,155)	(66,668)
Interest income	5	15	2
Interest expense	(3,795)	(4,972)	(2,578)
Other income	231	1,330	36
Other expense	(210)		(18)
Gain on disposal of subsidiary	10,096
Contingency loss	(3,065)
Gain on debt settlement	26
Foreign exchange gain (loss)	1,649	250	499
Income (loss) from continuing operations, before income taxes	(35,683)	(32,532)	(68,727)
Income tax (expense) benefit	(406)	949	(331)
Net income (loss) from continuing operations	(36,089)	(31,583)	(69,058)
Discontinued operations
(Loss) income from operations of discontinued entities	1,302	(4,151)	(1,300)
Income tax benefit (expense)			(1,641)
Net (loss) income on discontinued operations	1,302	(4,151)	(2,941)
Net income (loss)	(34,787)	(35,734)	(71,999)
Net (loss) attributable to noncontrolling interest – continuing operations	(1)	5	(104)
Net income (loss) attributable to noncontrolling interest – discontinued operations	716	(1,330)	(131)
Less: net income (loss) attributable to noncontrolling interest	715	(1,325)	(235)
Net income (loss) attributable to Borqs Technologies, Inc.	(35,502)	(34,409)	(71,764)
Add: Accretion to redemption value of Convertible Redeemable Preferred Shares
Net loss attributable to ordinary shareholders	$ (35,502)	$ (34,409)	$ (71,764)
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic: (in Dollars per share)	$ (0.81)	$ (0.88)	$ (2.21)
Earnings (loss) per share—Diluted: (in Dollars per share)	(0.81)	(0.88)	(2.21)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic: (in Dollars per share)	0.01	(0.08)	(0.09)
(Loss) earnings per share—Diluted: (in Dollars per share)	0.01	(0.08)	(0.09)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	(0.80)	(0.96)	(2.30)
Loss per share—Diluted: (in Dollars per share)	$ (0.80)	$ (0.96)	$ (2.30)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	44,515,013	35,919,014	31,200,056
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	44,515,013	35,919,014	31,200,056